Revenues - Schedule of Revenue Disaggregated by Type of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenues	$ 285	$ 0	$ 3,874	$ 9,370
Launch Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0	5,899
Space Products [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 285	$ 0	$ 3,874	$ 3,471